Note 7 - Deposits (Details) - Interest Expense on Deposits (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense on Deposits [Abstract]
NOW and Money Market accounts	$ 1,242,158	$ 1,521,465	$ 2,011,796
Savings accounts	49,071	53,647	80,968
Certificate accounts	1,050,081	1,295,864	1,999,060
Early withdrawal penalties	(12,220)	(11,378)	(15,630)
	$ 2,329,090	$ 2,859,598	$ 4,076,194